Other Operating Expenses, net (Details) - Schedule of other operating expenses, net - Other Operating Expenses [Member] - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Expenses, net (Details) - Schedule of other operating expenses, net [Line Items]
Provision for severance pay in early retirement, see Note 20E	₪ 276	₪ 559	₪ 23
Provision for claims	10	91	19
Capital gain from sale of property plant and equipment	(475)	1	(27)
Profit from sale of an associate		(15)
Others	1	(1)	5
Other operating expenses (income), net	₪ (188)	₪ 635	₪ 20